Property and equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property and equipment and software, net
Total	¥ 140,229	$ 22,006	¥ 149,198
Less: Accumulated depreciation and amortization	(111,355)	(17,475)	(111,526)
Property, equipment and software, net	28,874	4,531	37,672
Computer and electronic equipment
Property and equipment and software, net
Total	44,481	6,980	49,480
Leasehold improvement
Property and equipment and software, net
Total	67,338	10,567	63,634
Vehicles
Property and equipment and software, net
Total	1,674	263	9,373
Office furniture and equipment
Property and equipment and software, net
Total	2,491	391	2,471
Software
Property and equipment and software, net
Total	¥ 24,245	$ 3,805	¥ 24,240